Discontinued Operations (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended							28 Months Ended	164 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Aug. 31, 2009 Predecessor [Member]	Sep. 30, 2012 Discontinued Operations [Member]	Sep. 30, 2011 Discontinued Operations [Member]	Sep. 30, 2012 Discontinued Operations [Member]	Sep. 30, 2011 Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product sales	$ 69,000	$ 0	$ 113,000	$ 0						$ 812,235	$ 936,369	$ 2,078,545	$ 3,428,882	$ 142,000	$ 159,000	$ 516,000	$ 621,000
Cost of sales	2,321,000	3,000	5,968,000	3,000						451,078	502,648	1,135,775	1,876,877	65,000	93,000	275,000	317,000
Gross profit (loss)	(2,252,000)	(3,000)	(5,855,000)	(3,000)						361,157	433,721	942,770	1,552,005	77,000	66,000	241,000	304,000
Operating income (loss)	(5,310,000)	(5,713)	(16,743,000)	(14,372,000)						(54,853)	23,492	(27,733)	(5,259,848)	20,000	(38,000)	27,000	22,000
Net loss			$ (3,976,000)	$ (20,253,000)	$ (33,091,855)	$ (35,819,461)	$ (35,899,538)	$ (35,777,584)	$ (21,474,469)	$ (73,062)	$ (28,406)	$ (113,330)	$ (3,460,325)	$ 11,000	$ (32,000)	$ (2,000)	$ (19,000)